Subsequent Events (Details)	Jul. 19, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares	Jan. 20, 2023 USD ($) $ / shares shares	Jan. 05, 2023 D $ / shares shares	Sep. 30, 2023 $ / shares	Mar. 13, 2023 USD ($)	Mar. 07, 2023 item	Feb. 16, 2023 USD ($)
Subsequent Events
Price per unit | $ / shares					$ 10.10
Redemption amount not exceed of trust account | $						$ 150,000		$ 150,000
Common Class A [Member]
Subsequent Events
Aggregate redeemable shares | shares	585,456		16,988,575
Redemption price per share | $ / shares	$ 10.92		$ 10.32
Redemption shares value | $	$ 6,395,800		$ 175,285,892
Redemption shares value in trust account | $	$ 26,502,440		31,461,507
Sponsor [Member] | DigiAsia Bios Pte. Ltd
Subsequent Events
Price per unit | $ / shares				$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days
Subsequent Event [Member]
Subsequent Events
Redemption shares value in trust account | $			$ 31,461,507
Number of public holders for continuing listing | item							300
Subsequent Event [Member] | Sponsor [Member]
Subsequent Events
Amount in trust account | $		$ 150,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Events
Aggregate redeemable shares | shares			16,988,575
Redemption price per share | $ / shares			$ 10.318
Redemption shares value | $			$ 175,285,892
Subsequent Event [Member] | Common Class A [Member] | Sponsor [Member]
Subsequent Events
Ordinary share price equal to trust account amount | $ / shares		$ 0.05
Subsequent Event [Member] | DigiAsia Bios Pte. Ltd
Subsequent Events
Share capital holding percentage				1.00%
Number of lock-up shares | shares				250,000
Subsequent Event [Member] | DigiAsia Bios Pte. Ltd | PubCo Ordinary Share
Subsequent Events
Price per unit | $ / shares				$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days